FINANCIAL INSTRUMENTS AND RELATED RISKS (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of liquidity risk [Table Text Block]
Balance, as at March 31, 2023	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	1,292,474	-	-
Lease liability	129,264	151,129	333,727
Long-term debt	998,080	-	-

Balance, as at March 31, 2022	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	1,204,587	-	-
Lease liability	149,317	132,555	-
Long-term debt	950,930	998,070	-